EXPLORATION AND EVALUATION ASSETS - Movements in carrying amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exploration and evaluation
Balance at the beginning of the period	$ 34,979	$ 34,366
Amounts capitalised during the period	4,736	8,528
Fair value of assets acquired	43,642
Exploration costs expensed			$ 30
Exploration costs expensed			(30)
Amounts transferred to development phase	(3,178)
Impairment expense (adjustment)	43,945	5,583	10,203
Balance at end of period	79,470	34,979	$ 34,366
Exploration and evaluation assets
Exploration and evaluation
Impairment expense (adjustment)	$ (709)	(168)
Reclassifications to assets held for sale		$ (7,747)